Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
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Summary of Significant Accounting Policies

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 Statement of compliance

The Unaudited Condensed Interim Consolidated Financial Statements present the Unaudited Interim Consolidated Income Statement, Statement of Comprehensive Income / (Loss) and Statement of Cash Flows for the six months ended June 30, 2019 and 2018; and the Unaudited Interim Consolidated Statement of Financial Position and Changes in Equity as at June 30, 2019 and December 31, 2018. They are prepared in accordance with IAS 34, ‘Interim Financial Reporting’ and with generally accepted accounting principles under International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The Unaudited Condensed Interim Consolidated Financial Statements do not include all the information and disclosures required in the Consolidated Financial Statements. They should be read in conjunction with the Group’s Consolidated Financial Statements for the year ended December 31, 2018, which were approved by the Board of Directors on March 11, 2019.

These Unaudited Condensed Interim Consolidated Financial Statements were approved by management on July 22, 2019.

2.2 Basis of preparation

In accordance with IAS 1, ‘Presentation of Financial Statements’, the Unaudited Condensed Interim Consolidated Financial Statements are prepared on the assumption that Constellium is a going concern and will continue in operation for the foreseeable future. The Group’s forecasts and projections, taking account of reasonably possible changes in trading performance, including an assessment of the current macroeconomic environment, indicate that the Group should be able to operate within the level of its current facilities and related covenants. Management considers that the going concern assumption is not invalidated by Constellium’s negative equity as at June 30, 2019.

The accounting policies adopted in the preparation of the Unaudited Condensed Interim Consolidated Financial Statements are consistent with those followed in the preparation of the Group’s Consolidated Financial Statements for the year ended December 31, 2018, except for the application of the effective tax rate in accordance with IAS 34 ‘Interim Financial Reporting’ and for the adoption of new standards effective as of January 1, 2019.

2.3 Application of new and revised IFRS

The Group has applied, for the first time, IFRS 16 - Leases and IFRIC 23 - Uncertainty over Income Tax treatment. As required by IAS 34, the nature and effect of these changes are disclosed below.

Several other amendments and interpretations apply for the first time in 2019, but do not have any impact on the Unaudited Condensed Interim Consolidated Financial Statements of the Group. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

IFRS 16 Leases

IFRS 16 - Leases deals with principles for the recognition, measurement, presentation and disclosures of leases. The standard provides an accounting model, requiring a lessee to recognize assets and liabilities for eligible leases.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities

At the commencement date of the lease, the Group recognizes a lease liability measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentive receivables, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced by the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. The Group also applies the low-value asset recognition exemption to leases of assets with a value below €5,000. Lease payments on short-term leases and low-value asset leases are recognized as expense on a straight-line basis over the lease term.

The standard replaced IAS 17 - Leases and is effective for accounting periods beginning on or after January 1, 2019. The Group adopted IFRS 16 retrospectively with the cumulative effect of initially applying the standard recognized at the initial date of application. The Group elected to apply the practical expedients for low-value assets, short-term leases and lease and non-lease components as a single component. In addition, the Group elected for the relief provision of IFRS 16 and did not apply IFRS 16 to contracts that were not previously identified as containing a lease under IAS 17 and IFRIC 4.

The Group recognized right-of-use assets for €102 million and corresponding lease liabilities previously accounted for as operating leases for €102 million on January 1, 2019, excluding initial direct costs, based on an average incremental borrowing rate of 7.6% and no cumulative effect adjustment to the opening balance of retained earnings was recognized.

	Carrying amount		Carrying amount
(in millions of Euros)	December 31, 2018	IFRS 16 impact	January 1, 2019
Property, plant and equipment	1,666	102	1,768
Borrowings	(2,151)	(102)	(2,253)

As of December 31, 2018, commitments for leases previously accounted for as operating leases amounted to €133 million. The difference compared to the lease liabilities recognized as of January 1, 2019 is primarily explained by the impact of discounting and the recognition of short-term leases and low-value leases on a straight-line basis as expense, partially offset by adjustments as a result of extension options.

IFRIC 23 Uncertainty over Income Tax treatment

This interpretation provides guidance on how to determine an entity’s taxable result where there is uncertainty over whether tax positions taken by an entity will be accepted by the tax authority. The recognition criteria shall be based on the assessment of whether the tax authority will accept a tax treatment, on a more-likely-than-not basis, assuming that the tax authority has full knowledge of all relevant information. Uncertain tax positions recognized shall be measured using either (i) the most likely amount between two possible outcomes or (ii) the weighted average amount of several possible outcomes (expected value), depending on which is thought to give a better prediction of the resolution of the uncertainty.

The Group adopted IFRIC 23 using the cumulative effect method of adoption at the date of initial application. There was no cumulative effect adjustment to the opening balance of retained earnings as of January 1, 2019.

The adoption of IFRIC 23 resulted in the reclassification of €20 million from Provisions to Income tax payable and reduction of Deferred income tax assets and current tax receivables.

2.4 Presentation of the operating performance of each operating segment and of the Group

In accordance with IFRS 8 - Operating Segments, operating segments are based upon the product lines, markets and industries served, and are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer.

Constellium’s CODM measures the profitability and financial performance of its operating segments based on Adjusted EBITDA as it illustrates the underlying performance of continuing operations by excluding certain non-recurringand non-operating items. Adjusted EBITDA is defined as income / (loss) from continuing operations before income taxes, results from joint ventures, net finance costs, other expenses and depreciation and amortization as adjusted to exclude restructuring costs, impairment charges, unrealized gains or losses on derivatives and on foreign exchange differences on transactions that do not qualify for hedge accounting, metal price lag, share-based compensation expense, effects of certain purchase accounting adjustments, start-up and development costs or acquisition, integration and separation costs, certain incremental costs and other exceptional, unusual or generally non-recurring items.

2.5 Principles governing the preparation of the Unaudited Condensed Interim Consolidated Financial Statements

The following table summarizes the principal exchange rates used for the preparation of the Unaudited Condensed Interim Consolidated Financial Statements of the Group:

		Six months ended		Six months ended	At December 31,
		June 30, 2019	At June 30, 2019	June 30, 2018	2018
Foreign exchange rate for 1 Euro		Average rate	Closing rate	Average rate	Closing rate
U.S. Dollars	USD	1.1297	1.1380	1.2097	1.1450
Swiss Francs	CHF	1.1294	1.1105	1.1696	1.1269
Czech Koruna	CZK	25.6842	25.4470	25.4992	25.7240

Presentation of financial statements

The Unaudited Condensed Interim Consolidated Financial Statements are presented in millions of Euros, except Earnings per share in Euros. Certain reclassifications may have been made to prior year amounts to conform to the current year presentation.

Seasonality of operations

Due to the seasonal nature of the Group’s operations, the Group would typically expect higher revenues and operating profits in the first half of the year compared to the second half.

2.6 Judgments in applying accounting policies and key sources of estimation uncertainty

The preparation of the Unaudited Condensed Interim Consolidated Financial Statements requires the Group to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in the Unaudited Condensed Interim Consolidated Financial Statements.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The resulting accounting estimates will, by definition, rarely be equal to the related actual results. Actual results may differ significantly from these estimates, the effect of which is recognized in the period in which the facts that give rise to the revision become known.

In preparing these Unaudited Condensed Interim Consolidated Financial Statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were those applied to the Consolidated Financial Statements at, and for the year ended December 31, 2018. In addition, in accordance with IAS 34, the Group applied, in the preparation of these Unaudited Condensed Interim Consolidated Financial Statements, a projected tax rate for the full year of 2019.